INCOME TAXES (Schedule of Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Currently payable:
Federal									$ 284	$ 575	$ 59
State									6	76	134
Current income taxes, total									290	651	193
Deferred									252	251	269
Total	$ 130	$ 130	$ 201	$ 81	$ 268	$ 215	$ 226	$ 193	$ 542	$ 902	$ 462